Stockholders' Equity - Additional Information (Detail) In Millions, except Share data, unless otherwise specified			12 Months Ended								0 Months Ended	12 Months Ended
	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2014 Board of directors	Mar. 31, 2013 Board of directors	Mar. 31, 2012 Board of directors	Mar. 31, 2014 Multi screen media private limited JPY (¥)	Mar. 31, 2013 Multi screen media private limited USD ($)	Mar. 31, 2014 Multi screen media private limited USD ($)	Mar. 31, 2014 Multi screen media private limited April 15, 2014 USD ($)	Mar. 31, 2014 Multi screen media private limited April 15, 2015 USD ($)	Jan. 01, 2013 So-net entertainment corporation	Mar. 31, 2014 So-net entertainment corporation JPY (¥)	Sep. 30, 2012 So-net entertainment corporation
Stockholders Equity Note [Line Items]
Common stock to be issued on conversion or exercise of convertible bonds and stock acquisition rights	142,865,832
Common stock had been acquired by the resolution			0	0	0
Retained earnings available for dividends to shareholders	¥ 275,382
Undistributed earnings of affiliated companies accounted for by equity method investment	20,650	19,080
Equity ownership							94.39%						95.95%
Equity ownership							32.39%				4.05%
Decrease in carrying amount of the noncontrolling interests						18,450						38,715
Aggregate cash consideration							271
Cash consideration paid at closing of transaction							145	63	21
Remaining cash consideration to be paid										$ 42